Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Company’s long-term investments consisted of the following:
	As of December 31, 2023	As of December 31, 2022

Equity investments accounted for using the equity method	$1,913	$2,040

Schedule of Movement of Equity Method Investment	Movement of equity method investment
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

Beginning balance	$2,040	$2,142	$2,024
Share of income in equity method investee	19	82	70
Dividend received	(114)	-	-
Exchange rate effect	(32)	(184)	48
Ending balance	$1,913	$2,040	$2,142